Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Davidson Multi-Cap Equity Fund
Class Name	Class A
Trading Symbol	DFMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Davidson Multi-Cap Equity Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark,  the S&P 1500® Index primarily due to stock selection.
Positive contributions to performance came from investments benefitting from the increase in spending related to Artificial Intelligence. These contributors spanned multiple sectors - Information Technology, Industrials, Communication Services, and the Consumer Discretionary sector. In addition, the Fund’s investments within the insurance and banking segments performed well, making the Financials sector the leading contributor to performance over the past 12 months.
The Fund’s investments in the Information Technology and Health Care sectors were the primary detractors to performance. Across sectors, companies with negative earnings revisions were the biggest laggards. In addition, the Fund was underweight the Information Technology sector relative to the S&P 1500® Index, and this sector was a strong performer over the time period.

Top Contributors
↑	Industrials, Financials

Top Detractors
↓	Information Technology, Health Care
POSITIONING
We increased the Fund’s allocation to small-cap securities, but it remains relatively underweight in comparison to the benchmark. Allocations to large- and mid-cap stocks did not change; we remain modestly underweight large-caps and overweight mid-caps. In terms of style, the Fund remains overweight value stocks, but to a lesser degree than in prior periods. In addition, we increased our growth allocation, resulting in a modest underweight versus our benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.75	13.85	10.70
Class A (with sales charge)	11.69	13.04	10.31
S&P Composite 1500 TR	23.52	14.59	12.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.davidsonmutualfunds.com for more recent performance information. Visit https://www.davidsonmutualfunds.com for more recent performance information.
Net Assets	$ 136,939,515
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 622,985
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$136,939,515
Number of Holdings	51
Net Advisory Fee	$622,985
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	26.0%
Health Care	13.7%
Financials	11.3%
Consumer Discretionary	10.0%
Industrials	9.5%
Communication Services	9.3%
Consumer Staples	5.7%
Real Estate Investment Trusts	4.7%
Short-Term Investments	3.8%
Other	6.0%

Top Holdings	(%)
Amazon.com, Inc.	5.3%
Alphabet, Inc.	5.1%
Microsoft Corp.	5.0%
Apple, Inc.	4.2%
First American Government Obligations Fund - Class X	3.8%
Goldman Sachs Group, Inc.	2.6%
Fedex Corp.	2.5%
Walmart, Inc.	2.5%
Citigroup, Inc.	2.4%
Intuit, Inc.	2.4%

Updated Prospectus Web Address	https://www.davidsonmutualfunds.com
Class I
Shareholder Report [Line Items]
Fund Name	Davidson Multi-Cap Equity Fund
Class Name	Class I
Trading Symbol	DFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Davidson Multi-Cap Equity Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark,  the S&P 1500® Index primarily due to stock selection.
Positive contributions to performance came from investments benefitting from the increase in spending related to Artificial Intelligence. These contributors spanned multiple sectors - Information Technology, Industrials, Communication Services, and the Consumer Discretionary sector. In addition, the Fund’s investments within the insurance and banking segments performed well, making the Financials sector the leading contributor to performance over the past 12 months.
The Fund’s investments in the Information Technology and Health Care sectors were the primary detractors to performance. Across sectors, companies with negative earnings revisions were the biggest laggards. In addition, the Fund was underweight the Information Technology sector relative to the S&P 1500® Index, and this sector was a strong performer over the time period.

Top Contributors
↑	Industrials, Financials

Top Detractors
↓	Information Technology, Health Care
POSITIONING
We increased the Fund’s allocation to small-cap securities, but it remains relatively underweight in comparison to the benchmark. Allocations to large- and mid-cap stocks did not change; we remain modestly underweight large-caps and overweight mid-caps. In terms of style, the Fund remains overweight value stocks, but to a lesser degree than in prior periods. In addition, we increased our growth allocation, resulting in a modest underweight versus our benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	16.02	14.14	10.98
S&P Composite 1500 TR	23.52	14.59	12.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.davidsonmutualfunds.com for more recent performance information. Visit https://www.davidsonmutualfunds.com for more recent performance information.
Net Assets	$ 136,939,515
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 622,985
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$136,939,515
Number of Holdings	51
Net Advisory Fee	$622,985
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	26.0%
Health Care	13.7%
Financials	11.3%
Consumer Discretionary	10.0%
Industrials	9.5%
Communication Services	9.3%
Consumer Staples	5.7%
Real Estate Investment Trusts	4.7%
Short-Term Investments	3.8%
Other	6.0%

Top Holdings	(%)
Amazon.com, Inc.	5.3%
Alphabet, Inc.	5.1%
Microsoft Corp.	5.0%
Apple, Inc.	4.2%
First American Government Obligations Fund - Class X	3.8%
Goldman Sachs Group, Inc.	2.6%
Fedex Corp.	2.5%
Walmart, Inc.	2.5%
Citigroup, Inc.	2.4%
Intuit, Inc.	2.4%

Updated Prospectus Web Address	https://www.davidsonmutualfunds.com